Share-based compensation Share-based payments - Stock Options (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted (in usd/eur per share) | € / shares	€ 199.5		€ 166.9		€ 114.1
Employee Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	3 years	3 years
Stock options expiration period	10 years	10 years
EUR-denominated Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | € / shares	€ 201.52		€ 169.68		€ 132.67
Aggregate intrinsic value of stock options exercised (in millions) | €	€ 4.3		€ 13.6		€ 12.5
Weighted average remaining contractual term of currently exercisable options (in years)	4 years 1 month 28 days	4 years 1 month 28 days	4 years 9 months 3 days	4 years 9 months 3 days	3 years 9 months 18 days	3 years 9 months 18 days
Aggregate intrinsic value of exercisable stock options (in millions) | €	€ 17.7		€ 8.9		€ 21.0
Aggregate intrinsic value of outstanding stock options (in millions) | €	€ 17.7		€ 9.0		€ 21.2
US-denominated Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | $ / shares		$ 225.70		$ 201.01		$ 148.48
Aggregate intrinsic value of stock options exercised (in millions) | $		$ 2.3		$ 7.6		$ 4.8
Weighted average remaining contractual term of currently exercisable options (in years)	4 years 4 months 24 days	4 years 4 months 24 days	5 years 2 months 12 days	5 years 2 months 12 days	4 years 5 months 26 days	4 years 5 months 26 days
Aggregate intrinsic value of exercisable stock options (in millions) | $							$ 11.8	$ 5.2	$ 13.1
Aggregate intrinsic value of outstanding stock options (in millions) | $							$ 11.8	$ 5.2	$ 13.2